OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER CURRENT ASSETS.
OTHER CURRENT ASSETS

25.OTHER CURRENT ASSETS

Other current non-financial assets are as follows:

in € thousand	12/31/2025	12/31/2024
Prepaid expenses	2,021	1,899
Advance payments on inventories	1,897	1,097
Restricted cash	0	59
Total other current non-financial assets	3,918	3,054

Restricted cash refers to bank accounts that are used as securities for customer prepayments, mainly in China. Changes within the restricted cash have been disclosed within the operating cashflow.

As of December 31, 2025, the prepaid expenses mainly comprise prepaid expenses for insurance expenses of €1,617 thousand (December 31, 2024: €1,500 thousand).